Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
6.	Income Taxes
Effective Tax Rate Reconciliation
A reconciliation of the statutory federal income tax expense to the income tax expense from continuing operations provided for the years ended December 31, 2019 and 2018 and for the period from October 23, 2017 (inception) to December 23, 2017 is as follows:

			For the period from
	Year Ended	Year Ended	October 23, 2017
	December 31,	December 31,	(inception) to
	2019	2018	December 31, 2017
Income tax expense at the federal statutory rate	$632,301	$461,662	$(4,846)
Non-deductib le transaction expenses	924,126	—	—
State income taxes - net of federal income tax benefits	(38,884)	(14,907)	(844)
Other reconciling differences	400	—	—
Change in valuation allowance	34,038	14,907	5,690

Total income tax expense	$1,551,981	$461,662	$—

Current/Deferred Taxes
The provision for income taxes consisted of the following for the years ended December 31, 2019 and 2018 and for the period from October 23, 2017 (inception) to December 23, 2017:

			For the period from
	Year Ended	Year Ended	October 23, 2017
	December 31,	December 31,	(inception) to
	2019	2018	December 31, 2017
Current income tax expense
Federal	$1,599,090	$461,662	$—
State	—	—	—

Total current income tax expense	$1,599,090	$461,662	$—

Deferred income tax expense
Federal	$(47,109)	$—	$—
State	—	—	—

Total deferred income tax expense	$(47,109)	$—	$—

Provision for income taxes	$1,551,981	$461,662	$—

Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2019	2018
Deferred Tax Assets (Liabilities):
Accrued expenses	$49.474	$—
Tax Attribute Carryovers	47,296	20,597
Total Deferred Tax Assets	96,770	20,597
Valuation Allowance	(54,635)	(20,597)

Net Deferred Tax Asset	$42,135	$—

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Act”) was signed into law making significant changes to the Internal Revenue Code. The Act contains reform to the corporate tax law including reducing the corporate tax rate to 21%, eliminating the
2-year
carryback for net operating losses, and creating an indefinite carryforward period for the net operating losses limited to 80% of taxable income.